ALL CAP VALUE FUND

[LOGO] HOTCHKIS AND WILEY FUNDS

DECEMBER 31, 2002

SEMI-ANNUAL REPORT

                   SCHEDULE OF INVESTMENTS - DECEMBER 31, 2002

                               ALL CAP VALUE FUND

COMMON STOCKS - 95.90%                                  SHARES     VALUE
                                                         HELD
COMMERCIAL SERVICES & SUPPLIES - 8.94%

Cendant Corporation+                                     2,700  $    28,296
Waste Management, Inc.                                   1,500       34,380
                                                                -----------
                                                                     62,676
---------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 5.20%
Gateway, Inc. +                                         11,600       36,424
---------------------------------------------------------------------------
DIVERSIFIED FINANCIALS - 16.75%
CIT Group Inc. +                                         2,500       49,000
Principal Financial Group, Inc.                            900       27,117
Prudential Financial, Inc.                               1,300       41,262
                                                                -----------
                                                                    117,379
---------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 8.08%
Mandalay Resort Group+                                     900       27,549
Yum! Brands, Inc. +                                      1,200       29,064
                                                                -----------
                                                                     56,613
---------------------------------------------------------------------------
HOUSEHOLD DURABLES - 2.02%
Toll Brothers, Inc. +                                      700       14,140
---------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 2.93%
Tyco International Ltd.                                  1,200       20,496
---------------------------------------------------------------------------
INSURANCE - 19.58%
Allmerica Financial Corporation+                         5,600       56,560
MetLife, Inc.                                            2,100       56,784
St. Paul Companies, Inc.                                   700       23,835
                                                                -----------
                                                                    137,179
---------------------------------------------------------------------------
IT CONSULTING & SERVICES - 3.94%
Electronic Data Systems Corporation                      1,500       27,645
---------------------------------------------------------------------------
MACHINERY - 1.95%
Miller Industries, Inc. +                                4,000       13,640
---------------------------------------------------------------------------
METALS & MINING - 1.95%
Alcoa Inc.                                                 600       13,668
---------------------------------------------------------------------------
MULTILINE RETAIL - 10.49%
J. C. Penney Company, Inc.                                 800       18,408
Sears Roebuck & Co.                                      2,300       55,085
                                                                -----------
                                                                     73,493
---------------------------------------------------------------------------
SOFTWARE - 10.02%
Computer Associates International, Inc.                  5,200       70,200
---------------------------------------------------------------------------
TOBACCO - 4.05%
Philip Morris Companies Inc.                               700       28,371
---------------------------------------------------------------------------

Total Investments - 95.90% (cost - $670,742)                        671,924
Other assets less liabilities - 4.10%                                28,708
                                                                -----------
Net assets - 100.00%                                            $   700,632
---------------------------------------------------------------------------

+ Non-income producing security.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

             STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

                               ALL CAP VALUE FUND

ASSETS:
    Investments at value (cost:  $670,742)                            $  671,924
    Receivable for Fund shares sold                                      699,450
                                                                      ----------
        Total Assets                                                   1,371,374
                                                                      ----------

LIABILITIES:
    Payable for investments purchased                                 $  670,742
                                                                      ----------
        Total Liabilities                                                670,742
                                                                      ==========

        Total Net Assets                                              $  700,632
                                                                      ==========

NET ASSETS CONSIST OF:
    Paid in capital                                                   $  699,450
    Net unrealized appreciation of securities                              1,182
                                                                      ----------
        Net Assets                                                    $  700,632
                                                                      ==========

CALCULATION OF NET ASSET VALUE PER SHARE - CLASS I
    Net Assets                                                        $  700,622
    Shares Outstanding (unlimited shares of $0.001 par
      value authorized)                                                   69,944
    Net asset value per share                                         $    10.02
                                                                      ==========

CALCULATION OF NET ASSET VALUE PER SHARE - CLASS A
    Net Assets                                                        $    10.02
    Shares Outstanding (unlimited shares of $0.001 par
      value authorized)                                                        1
    Net asset value per share                                         $    10.02
                                                                      ==========

PUBLIC OFFERING PRICE PER SHARE - CLASS A
    ($10.02 divided by .9475)                                         $    10.58
                                                                      ==========

                      SEE NOTES TO THE FINANCIAL STATEMENTS

                STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

                     FOR THE PERIOD ENDED DECEMBER 31, 2002

OPERATIONS:
    Net change in unrealized appreciation/depreciation of securities      $  1,182
                                                                          --------
        Net increase in net assets resulting from operations                 1,182
                                                                          --------

CAPITAL SHARE TRANSACTIONS:
    Net increase in net assets derived from capital share transactions     699,450
                                                                          --------

NET ASSETS:
    Total increase in net assets                                           700,632
    Beginning of year                                                            -
                                                                          --------

    End of year*                                                          $700,632
                                                                          ========

*  Undistributed net investment income - net                              $      -
                                                                          ========

                              FINANCIAL HIGHLIGHTS

                     FOR THE PERIOD ENDED DECEMBER 31, 2002*

Increase (decrease) in Net Asset Value:              CLASS I         CLASS A
--------------------------------------------------------------------------------
Per Share Operating Performance
    Net asset value, beginning of period               $10.00         $10.00
    Unrealized gain on investments - net                 0.02           0.02
    Net asset value, end of period                     $10.02         $10.02
Total Investment Return

    Based on net asset value per share                  0.20%  **      0.20%  **
Ratios of Average Net Assets

    Expenses, net of reimbursement                        n/a            n/a
    Expenses                                              n/a            n/a
    Investment income - net                               n/a            n/a
Supplemental Data:
    Net assets, end of period                        $700,622            $10
    Portfolio turnover                                    n/a            n/a

*    Commencement of operations.
**   Not annualized.
n/a  Not applicable. The Fund commenced operations on December 31, 2002.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2002

NOTE 1.
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES:

Hotchkis and Wiley All Cap Value Fund (the "Fund") is a series of Hotchkis and Wiley Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was organized as a Delaware statutory trust on July 23, 2001. The Fund seeks capital appreciation.

Effective December 31, 2002, the Fund has issued Class I and Class A shares. Class A shares are sold with a front-end sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A shares bear certain expenses related to the distribution and servicing of such shares. Class A shares have exclusive voting rights with respect to matters relating to their distribution and servicing expenditures.

The Fund commenced operations on December 31, 2002. There has been no activity other than the purchase of investments on the first day.

The Fund's unaudited financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

SECURITY VALUATION - Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price on that day as of the close of the New York Stock Exchange (which is currently 4:00 p.m. New York time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from broker/dealers or pricing services. Short-term investments which mature in less than 60 days are valued at amortized cost, which approximates market value. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

INCOME AND EXPENSE ALLOCATION - Common expenses incurred by the Trust are allocated among the four funds of the Trust based upon relative average net assets or evenly among the funds, depending on the nature of the expenditure. Net investment income, other than class-specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions by reclassified within the capital accounts.

NOTE 2.
INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

The Trust has entered into an Investment Advisory Agreement for the Fund with Hotchkis and Wiley Capital Management, LLC (the "Advisor"), with which certain officers and a Trustee of the Trust are affiliated. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are employees of the Advisor, and Stephens Group, Inc. and affiliates, which is a diversified holding company. The Advisor is responsible for the management of the Fund's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 0.75% of the average daily value of the Fund's net assets. The Advisor has contractually agreed to pay all operating expenses in excess of 1.25% of Class I shares and 1.50% of Class A shares on an annual basis as applied to the Fund's daily net assets through December 31, 2003.

The Trust has also entered into a Distribution Agreement and Distribution Plans with Stephens Inc. (the "Distributor" or "Stephens"), a wholly-owned subsidiary of Stephens Group, Inc. and an affiliate of the Advisor. Pursuant to the Distribution Plan adopted by the Trust in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing distribution and servicing fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of the Class A shares.

The Trust entered into an Administration Agreement with Stephens. An officer Stephens is an officer of the Trust.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures, which allow the Fund, under certain conditions described in the Rule, to acquire newly issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.
INVESTMENTS:

For the period ended December 31, 2002, purchases of investment securities, excluding short-term investments, were $670,742. There were no sales of investment securities for the same period.

As of December 31, 2002, the book and tax basis of the investments of the Fund are as follows:

                                                              ALL CAP VALUE FUND
--------------------------------------------------------------------------------
Cost of investment                                                      $670,742
--------------------------------------------------------------------------------
Gross unrealized appreciation                                              2,204
Gross unrealized depreciation                                             -1,022
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                  1,182
--------------------------------------------------------------------------------
Distributable ordinary income                                                  0
Distributable long-term gains                                                  0

NOTE 4.
CAPITAL SHARE TRANSACTIONS:

Transactions in capital shares for each class were as follows:

                                      CLASS I       DOLLAR    CLASS A     DOLLAR
ALL CAP VALUE FUND                     SHARES       AMOUNT     SHARES     AMOUNT
--------------------------------------------------------------------------------
Shares sold                             69,944     $699,440         1        $10
                                     -------------------------------------------
Total issued                            69,944     $699,440         1        $10
                                     ===========================================

                ADVISOR                        DISTRIBUTOR AND ADMINISTRATOR
Hotchkis and Wiley Capital Management, LLC             Stephens Inc.
 725 South Figueroa Street, 39th Floor          111 Center Street, Suite 300
     Los Angeles, California 90017              Little Rock, Arkansas 72201

             LEGAL COUNSEL                             TRANSFER AGENT
   Vedder, Price, Kaufman & Kammholz          U.S. Bancorp Fund Services, LLC
        222 North LaSalle Street                  615 East Michigan Street
        Chicago, Illinois 60601                  Milwaukee, Wisconsin 53202

        INDEPENDENT ACCOUNTANTS                          CUSTODIAN
       PricewaterhouseCoopers LLP              Brown Brothers Harriman & Co.
         350 South Grand Avenue                       40 Water Street
     Los Angeles, California 90071              Boston, Massachusetts 02109


                                                           CODE #HWF-AC-SAR-1202

THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF THE HOTCHKIS AND WILEY FUNDS, BUT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUNDS.

                                                 [LOGO] HOTCHKIS AND WILEY FUNDS
                                           725 SOUTH FIGUEROA STREET, 39th Floor
                                              LOS ANGELES, CALIFORNIA 90017-5439
                                                                    www.hwcm.com
                                                                  1.866.HW.FUNDS
                                                                (1.866.493.8637)

                                                               DECEMBER 31, 2002

                             SEMI-ANNUAL REPORT